SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Derivative assets	$ 2,249	$ 1,349
Total financial assets	2,249	1,349
Liabilities:
Payment obligation in connection with acquisitions	7,646	13,645
Derivative liabilities	18	1,779
Convertible debt	36,986	35,752
Total financial liabilities	$ 44,650	$ 51,176
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible debt	$ 36,986	$ 35,752
Total financial liabilities	36,986	35,752
Level 2 [Member]
Assets:
Derivative assets	2,249	1,349
Total financial assets	$ 2,249	$ 1,349
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	$ 18	$ 1,779
Convertible debt
Total financial liabilities	$ 18	$ 1,779
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	$ 7,646	$ 13,645
Derivative liabilities
Convertible debt
Total financial liabilities	$ 7,646	$ 13,645